Employee compensation	9 Months Ended
Sep. 30, 2022
Analysis of income and expense [abstract]
Employee compensation	Employee compensationThe total employee compensation comprising salaries and benefits for the three and nine months ended September 30, 2022 was $22,954 and $67,543, respectively (2021 - $18,554 and $51,520).
Employee compensation costs were included in the following expenses for the three and nine months ended September 30:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
	$	$	$	$
Cost of revenue	3,873	3,615	12,149	9,567
General and administrative	3,582	2,666	10,328	7,797
Sales and marketing	10,900	8,231	31,013	22,609
Research and development	4,599	4,042	14,053	11,547
	22,954	18,554	67,543	51,520